SUBSEQUENT EVENT (Details Narrative) - USD ($)			1 Months Ended		9 Months Ended	12 Months Ended
	Nov. 02, 2021	Oct. 12, 2021	Mar. 29, 2021	Mar. 27, 2018	Sep. 30, 2021	Dec. 31, 2020	Feb. 24, 2021
Restricted common stock shares issued			401,670
Loan payable							$ 28,458
Monthly rent				$ 4,478
Lease Agreement [Member]
Monthly rent				$ 4,478
January 1, 2021 [Member] | Day Kay International [Member] | Lease Agreement [Member]
Monthly rent					$ 4,893	$ 4,893
Term of agreement						The agreement has a term of three years from January 1, 2021 to January 1, 2024 and provides for monthly rent of $4,893.
Subsequent Event [Member]
Option issued to purchase common stock	7,408,200	7,408,200
Exchange price per share	$ 0.57	$ 0.45